Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Income Taxes
5.	INCOME TAXES
The Company’s effective tax rate for the three months ended June 30, 2021 was 38.4% compared to the effective tax rate for the three months ended June 30, 2020 of 14.4%.
The effective tax rate for the three months ended June 30, 2021 was higher than the June 30, 2020 effective tax rate primarily due to a higher tax expense from enacted state apportionment and rate changes in the current period versus the prior period, as well as the prior period benefit being limited to the amount that would be recognized if the year-to-date
ordinary loss were the anticipated ordinary loss for the fiscal year.
The Company made income tax payments of $6.5 million and $1.1 million for the three months ended June 30, 2021 and 2020, respectively. The Company received negligible refunds from the Internal Revenue Service and various states for the three months ended June 30, 2021, and $1.4 million for the three months ended June 30, 2020.

The Company’s effective tax rate for the six months ended June 30, 2021 was 35.6% compared to the effective tax rate for the six months ended June 30, 2020 of 26.3%.
The effective tax rate for the six months ended June 30, 2021 was higher than the June 30, 2020 effective tax rate primarily due to higher tax benefits from enacted state apportionment and rate changes in the current period versus the prior period, as well as the prior period benefit being limited to the amount that would be recognized if the year-to-date
ordinary loss were the anticipated ordinary loss for the fiscal year.
The Company made income tax payments of $10.4 million and $1.1 million for the six months ended June 30, 2021 and 2020, respectively. The Company received refunds from the Internal Revenue Service and various states totaling $16 thousand and $1.4 million for the six months ended June 30, 2021, and 2020, respectively.
As of June 30, 2021, unrecognized tax benefits were materially consistent with the amount at December 31, 2020. We anticipate this amount will increase to $3.6 million by December 31, 2021; however, due to the various jurisdictions in which the Company files tax returns, it is possible that there could be significant changes in the amount of unrecognized tax benefits in 2021.

5.	INCOME TAXES
On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was signed into law. The CARES Act includes provisions relating to refundable payroll tax credits, deferment of the employer portion of certain payroll taxes, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property.
Under ASC 740,
Income Taxes
, the effects of the new legislation are recognized in the period of enactment. Therefore, the effects of the CARES Act are recognized during the year ended December 31, 2020. The modification to the net interest deduction limitation resulted in a benefit of $16.8 million during the year ended December 31, 2020. The other provisions of the CARES Act did not result in a material impact on the Company’s provision for income taxes for the year ended December 31, 2020.
The components of pretax loss attributable to domestic and foreign operations are as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Domestic	$(15,117)	$(270,428)	$(51,102)
Foreign	(6,438)	(7,205)	(6,952)

Pretax loss	$(21,555)	$(277,633)	$(58,054)

The income tax benefit consists of the following (in thousands):

	Years Ended December 31,
	2020	2019	2018
Current provision (benefit):
Federal	$1,539	$13,685	$(1,083)
State	4,906	3,302	1,809

Total current provision	6,445	16,987	726

Deferred provision (benefit):
Federal	(7,536)	(67,874)	(11,699)
State	(3,588)	(16,406)	7,950
Foreign	(1,710)	(1,873)	(281)
Change in valuation allowance	1,710	1,873	281

Total deferred benefit	(11,124)	(84,280)	(3,749)

Total income tax benefit	$(4,679)	$(67,293)	$(3,023)

The Company’s effective income tax rate differs from the federal statutory rate as follows (in thousands, except percentages):

	Year Ended		Year Ended		Year Ended
	December 31, 2020		December 31, 2019		December 31, 2018
Federal income tax benefit at statutory rate	$(4,527)	21.0%	$(58,303)	21.0%	$(12,191)	21.0%
State and local taxes-net of federal income tax effect	288	(1.3)	(13,797)	5.0	9,378	(16.2)
Impairment of goodwill	—	—	5,417	(2.0)	—	—
Foreign rate difference	(227)	1.1	(284)	0.1	(272)	0.5
Research and experimental credit	(3,058)	14.2	(2,401)	0.9	(1,926)	3.3
Other nondeductible expenses	812	(3.8)	441	(0.2)	445	(0.8)
Uncertain tax positions	589	(2.7)	574	(0.2)	230	(0.4)
Valuation allowance	1,572	(7.3)	1,926	(0.7)	1,480	(2.5)
Other—net	(128)	0.5	(866)	0.3	(167)	0.3

Income tax benefit	$(4,679)	21.7%	$(67,293)	24.2%	$(3,023)	5.2%

The Company made income tax payments of $9.5 million, $18.4 million and $3.5 million for the years ended December 31, 2020, 2019 and 2018, respectively. The Company received refunds from the Internal Revenue S
e
rvice and various states totaling $10.4 million, $0.5 million and $1.8 million, for the years ended December 31, 2020, 2019 and 2018, respectively.
The approximate income tax effect of each type of temporary difference giving rise to deferred income tax assets and liabilities as of December 31, 2020 and 2019 was as follows (in thousands):

	2020	2019

Deferred income tax assets:
Accrued compensation	$7,020	$7,848
Net operating losses—foreign	9,347	7,637
Stock-based compensation	6,558	4,399
Research and experimental credit	2,005	1,352
Sales allowances and doubtful accounts	1,074	1,008
Capitalized acquisition costs	211	238
Net operating losses—domestic (state)	716	726
Disallowed interest expense	2,086	16,324
Interest rate swaps	4,685	1,301
Other	2,474	732

Total deferred income tax assets	36,176	41,565

Valuation allowance for deferred tax asset	(9,347)	(7,637)

Net deferred income tax assets	26,829	33,928

Deferred income tax liabilities:
Intangible asset amortization	331,941	354,628
Software, equipment and property depreciation and amortization	10,526	6,872
Deferred contract costs	6,710	5,900

Total deferred income tax liabilities	349,177	367,400

Net deferred income tax liabilities	$322,348	$333,472

Valuation Allowance
—The Company has accumulated net operating losses related to its foreign subsidiaries of $9.3 million and $7.6 million at December 31, 2020 and 2019, respectively. A valuation allowance equal to 100% of the related tax benefit has been established as of December 31, 2020 and 2019. The valuation allowance increased $1.7 million, $1.4 million and $0.3 million during the years ended December 31, 2020, 2019 and 2018, respectively, due to the net operating losses of the foreign subsidiaries. No amounts were released during the years ended December 31, 2020, 2019 and 2018. The net operating losses are set to expire in 2020 through 2025 as China allows for a five-year carryforward.
The state net operating losses of $0.7 million are expected to be more likely than not fully utilized. The majority of the state losses were generated in the partial period after the Acquisition of the Company in April 2017 and will start to expire in 2021. Most states allow for a
20-year
carryforward of net operating losses. All losses will expire by 2037 if not fully utilized.
The change in unrecognized tax benefits excluding interest and penalties for the years ended December 31, 2020 and 2019 was as follows (in thousands):

	2020	2019
Balance at beginning of year	$2,306	$1,508
Additions based on tax positions related to the current year	719	589
Additions based on true ups to tax positions of prior years	91	248
Reductions for tax positions of prior years	(71)	(39)

Balance at end of year	$3,045	$2,306

As of December 31, 2020, the Company believes the liability for unrecognized tax benefits, excluding interest and penalties, could decrease by approximately $14 thousand in 2021 due to lapses in the statute of limitations. Due to the various jurisdictions in which the Company files tax returns, it is possible that there could be significant changes in the amount of unrecognized tax benefits in 2021, but the amount cannot be reasonably estimated.
The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense. As of December 31, 2020, and 2019, the amount accrued for interest and penalties was not material. The Company reflects the liability for unrecognized tax benefits as current income tax liabilities in its consolidated balance sheets. The amounts included in “reductions for tax positions of prior years” represent decreases in the unrecognized tax benefits relating to settlements reached with taxing authorities during each year shown.
With few exceptions, the major jurisdictions subject to examination by the relevant tax authorities and open tax years, stated as the Company’s fiscal years, are as follows:

Jurisdiction	Open Tax Years
US Federal	2017 - 2019
US States	2017 - 2019
China	2017 - 2019
Canada	2017 - 2019